Leases (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating ROU assets	$ 4,000,000.0	$ 4,700,000
Operating lease liabilities	410,000	480,000
Rent expense	$ 817,000	$ 804,000	$ 976,000
Lease term	15 years